820909

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	March 15, 2009
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09036881

TEMPORARY
FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
11GVUL0495

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☑ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
AIG LIFE INSURANCE COMPANY

Address of Executive Offices (Number and Street, City, State, Zip Code): 1 ALICO Plaza, 600 King Street, Wilmington DE 19801
Telephone Number (Including Area Code): (877) 520-4636

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)
Telephone Number (Including Area Code)

Brief Description of Business
Life Insurance and Annuities

Type of Business Organization
☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 01 Year 62 ☐ Actual ☑ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS Note: This is a special Temporary Form D (17 CFR 239.500T) that is available to be filed instead of Form D (17 CFR 239.500) only to issuers that file with the Commission a notice on Temporary Form D (17 CFR 239.500T) or an amendment to such a notice in paper format on or after September 15, 2008 but before March 16, 2009. During that period, an issuer also may file in paper format an initial notice using Form D (17 CFR 239.500) but, if it does, the issuer must file amendments using Form D (17 CFR 239.500) and otherwise comply with all the requirements of § 230.503T.

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exception under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Copies Required: Two (2) copies of this notice must be filed with the SEC, one of which must be manually signed. The copy not manually signed must be a photocopy of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Effective as of March 27, 2008

AIG LIFE INSURANCE COMPANY
(Incorporated in Delaware)

DIRECTORS

Rodney O. Martin, Jr.
M. Bernard Aidinoff
David Armstrong
Mary Jane B. Fortin
David L. Herzog
Richard A. Hollar
Royce G. Imhoff II
David W. O'Leary
Gary D. Reddick
Christopher J. Swift
James W. Weakley
Matthew E. Winter

OFFICERS

NAME	TITLE
Rodney O. Martin, Jr. *	Chairman
Matthew E. Winter *	President and Chief Executive Officer
David R. Armstrong	President – AIG Benefit Solutions Profit Center
John Gatesman	President – Affluent and Corporate Markets Group
Richard A. Hollar	President and Chief Executive Officer – Life Profit Center
Royce G. Imhoff, II	President - Independent Distribution
David W. O'Leary	President and Chief Executive Officer – Specialty Markets Group
Dennis Roberts	President – Independent Agency Group
Richard C. Schuettner	President – AIG Life Brokerage Profit Center
Durr Sexton	President – Annuity Profit Center
Robert E. Steele	President – Structured Settlements
Don Ward	President – Financial Institution Marketing Group
Rebecca G. Campbell *	Executive Vice President, Human Resources
Jeffrey H. Carlson*	Executive Vice President and Chief Information Officer
Mary Jane B. Fortin *	Executive Vice President and Chief Financial Officer
Rodney N. Hook	Executive Vice President & Chief Risk Officer – AIG Benefit Solutions Profit Center
Gary Parker *	Executive Vice President and Chief Product Officer

Dan E. Trudan*	Executive Vice President and Chief Operations Officer
Steven D. Anderson	Senior Vice President and Chief Financial Officer – Life Profit Center & Independent Distribution
Erik A. Baden	Senior Vice President, Strategic Marketing and Business Development
Wayne A. Barnard *	Senior Vice President and Illustration Actuary
Robert M. Beuerlein *	Senior Vice President and Chief and Appointed Actuary
Patricia A. Bosi	Senior Vice President
Don Cummings*	Senior Vice President and Chief Accounting Officer
James A. Galli	Senior Vice President and Chief Business Development Officer
Robert M. Goldbloom	Senior Vice President – Terminal Funding Annuities
William F. Guterding	Senior Vice President
Robert F. Herbert, Jr. *	Senior Vice President, Treasurer and Controller
Kyle L. Jennings *	Senior Vice President and General Counsel
Althea R. Johnson	Senior Vice President
Glen D. Keller	Senior Vice President
Stephen Kennedy	Senior Vice President
Frank A. Kophamel	Senior Vice President
Simon J. Leech	Senior Vice President
Charles L. Levy	Senior Vice President and Medical Director
Kent D. Major	Senior Vice President
Mark R. McGuire	Senior Vice President
Laura W. Milazzo	Senior Vice President
Lawrence J. O'Brien	Senior Vice President, Chief Marketing Officer-Independent Agency Group
William J. Packer	Senior Vice President
Barry Pelletteri	Senior Vice President
John Penko	Senior Vice President
Michael W. Witwer	Senior Vice President
Frederic R. Yopps	Senior Vice President
Chris Ayers	Vice President
Edward F. Bacon*	Vice President
Joan M. Bartel	Vice President
Walter E. Bednarski	Vice President
Michael B. Boesen	Vice President
Timothy H. Bolden *	Vice President and Chief Compliance Officer
David R. Brady	Vice President
Stephen J. Brenneman	Vice President
James B. Brown	Vice President
David Butterfield	Vice President
Valerie Childrey	Vice President and Medical Director
Mark E. Childs	Vice President
Robert M. Cicchi	Vice President

Effective as of March 27, 2008

James Cortiglia	Vice President
Steven A. Dmytrack	Vice President
Douglas Donnenfield	Vice President
Timothy M. Donovan	Vice President
Donna Fahey	Vice President
Farideh N. Farrokhi	Vice President and Assistant Secretary
John T. Fieler	Vice President and Medical Director
Pat Froze	Vice President
Frederick J. Garland, Jr.	Vice President
Liza Glass	Vice President
Leo W. Grace	Vice President and Assistant Secretary
Richard L. Gravette	Vice President and Assistant Treasurer
Kenneth J. Griesemer	Vice President
Daniel J. Gutenberger	Vice President and Medical Director
Joel H. Hammer	Vice President
D. Leigh Harrington	Vice President
Keith C. Honig	Vice President
Donald E. Huffner	Vice President and Real Estate Investment Officer
Walter P. Irby	Vice President and Chief Financial Officer – Specialty Marketing Group
Karen Isaacs	Vice President
Robert J. Ley	Vice President
Gwendolyn J. Mallett	Vice President
Randy J. Marash	Vice President
David S. Martin	Vice President
W. Larry Mask	Vice President, Real Estate Investment Officer and Assistant Secretary
Mel McFall	Vice President
Richard D. McFarland	Vice President
Beverly Meyer	Vice President
Candace A. Michael	Vice President
Anne K. Milio	Vice President
Sylvia A. Miller	Vice President
Michael R. Murphy	Vice President
Carl Nichols	Vice President and Medical Director
Deanna D. Osmonson	Vice President and Chief Privacy Officer
Rembert R. Owen, Jr.	Vice President, Real Estate Investment Officer and Assistant Secretary
Lori J. Payne	Vice President
Cathy A. Percival	Vice President and Medical Director
Rodney E. Rishel	Vice President
Terri Robbins	Vice President
Walter J. Rudecki, Jr.	Vice President
Dale W. Sachtleben	Vice President
Kristin E. Sather	Vice President
Richard W. Scott *	Vice President and Chief Investment Officer

Michael Sibley	Vice President
Brian Smith	Vice President, Finance
T. Clay Spires	Vice President and Tax Officer
Dale Stewart	Vice President and General Auditor
Gregory R. Thornton	Vice President
Veronica Torralba	Vice President
Paul Turner	Vice President
Richard P. Vegh	Vice President
Christian D. Weiss	Vice President
Ronald Williams	Vice President
Joann K. Brown	Assistant Vice President
Lori Guadagno	Assistant Vice President
Roger E. Hahn	Assistant Vice President
Craig A. Mitchell	Assistant Vice President
Frederick K. Molen	Assistant Vice President
Alan J. Nussenblatt	Assistant Vice President
Robert J. Taylor	Assistant Vice President
Richard S. Weiss	Assistant Vice President
Wayne P. Arzberger	Administrative Officer
Karen Cushwa	Administrative Officer
Brenda G. Esslinger	Administrative Officer
Beverly Farris	Administrative Officer
Deborah G. Fewell	Administrative Officer
Georgia L. Hale	Administrative Officer
Jalen V. Lohman	Administrative Officer
Beverly Macias	Administrative Officer
Jackie E. McGregor	Administrative Officer
Donna J. Robertson	Administrative Officer
Dorothy A. Rogers	Administrative Officer
Linda P. Rowles	Administrative Officer
Michael A. Sepanski	Administrative Officer
Elizabeth M. Tuck*	Secretary
Marie M. Cerligione	Assistant Secretary
Keith Coleman	Assistant Secretary
Jeffrey P. Conklin	Assistant Secretary
Lauren W. Jones	Assistant Secretary
Lora Lyons	Assistant Secretary
Sharon Puchalski	Assistant Secretary
Kathleen Toth	Assistant Secretary
Ann Wohn	Assistant Secretary
Richard Zuckerman	Assistant Secretary
Barbara J. Moore	Assistant Tax Officer
John D. Fleming	Assistant Treasurer
Marc Herling	Chief Counsel
Bradley J. Newman	Chief Counsel
Sandra M. Smith	Chief Counsel

Effective as of March 27, 2008

EXECUTIVE COMMITTEE MEMBERS

Rodney O. Martin, Jr.
Matthew E. Winter
Mary Jane B. Fortin

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$ -0-	$ -0-
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify Variable Life Insurance Policies	$ Varies	$ 326,939,053
Total	$ Varies	$ 326,939,053

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	4	$ 326,939,053
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ -0-
Printing and Engraving Costs	☐	$ -0-
Legal Fees	☐	$ -0-
Accounting Fees	☐	$ -0-
Engineering Fees	☐	$ -0-
X Sales Commissions (specify finders' fees separately)	☑	$ See below
X * Other Expenses (identify)	☐	$
Total	☐	$ 326939053

X Varies. Example years 1-3 7%,
4-7 6.5%
8-15 0.10%

XX Cost of insurance charges deducted after issue

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $326,939,053

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $ -0-	☐ $ -0-
Purchase of real estate	☐ $ -0-	☐ $ -0-
Purchase, rental or leasing and installation of machinery and equipment	☐ $ -0-	☐ $ -0-
Construction or leasing of plant buildings and facilities	☐ $ -0-	☐ $ -0-
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ -0-	☐ $ -0-
Repayment of indebtedness	☐ $ -0-	☐ $ -0-
Working capital	☐ $ -0-	☐ $ -0-
Other (specify): Premiums paid to issuer for insurance policies	☐ $ -0-	☑ $ 326,939,053
	☐ $	☐ $
Column Totals	☐ $	☑ $ 326,939,053
Total Payments Listed (column totals added)	☑ $ 326,939,053	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
AIG Life Insurance Company	Robert B Saginaw	3-10-2009
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Robert B Saginaw	Associate General Counsel of Affiliate	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

END